Interest Rate Swaps and Caps	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Interest Rate Swaps and Caps

9.  Interest Rate Swaps and Caps

We have utilized stand-alone derivative financial instruments in the form of interest rate swap and interest rate cap agreements, which derive their value from underlying interest rates.  These transactions involve both credit and market risk.  The notional amounts are amounts on which calculations, payments, and the value of the derivative are based.  Notional amounts do not represent direct credit exposures.  Direct credit exposure is limited to the net difference between the calculated amounts to be received and paid, if any.  Such differences, which represent the fair value of the derivative instruments, are reflected on our consolidated balance sheets as other assets and other liabilities.

We are exposed to credit-related losses in the event of nonperformance by the counterparties to these agreements.  We control the credit risk of our financial contracts through credit approvals, limits and monitoring procedures, and do not expect any counterparties to fail their obligations.  We deal only with primary dealers.

Derivative instruments are generally either negotiated over-the-counter (“OTC”) contracts or standardized contracts executed on a recognized exchange.  Negotiated OTC derivative contracts are generally entered into between two counterparties that negotiate specific agreement terms, including the underlying instrument, amount, exercise prices and maturity.  Although we have used interest rate swap agreements from time to time in the past,  we currently have no interest rate swap contracts in place.  We do, however, currently have interest rate cap agreements in place.

Risk Management Policies – Hedging Instruments

The primary focus of the asset/liability management program is to monitor the sensitivity of the Company’s net portfolio value and net income under varying interest rate scenarios to take steps to control the Company’s risks.  The Company evaluates the effectiveness of entering into any derivative instrument agreement by measuring the cost of such an agreement in relation to the reduction in net portfolio value and net income volatility within an assumed range of interest rates.

Interest Rate Risk Management – Cash Flow Hedging Instruments

We use long-term variable rate debt as a source of funds for use in our lending and investment activities and other general business purposes.  These debt obligations expose us to variability in interest payments due to changes in interest rates.  If interest rates increase, interest expense increases.  Conversely, if interest rates decrease, interest expense decreases.  We believe it is prudent to limit the variability of a portion of our interest payment obligations and, therefore, generally hedge a portion of our variable-rate interest payments.  To meet this objective, in the past, we have entered into interest rate swap agreements whereby we receive variable interest rate payments and agree to make fixed interest rate payments during the contract period.

Another way to hedge our exposure to variable interest rates is through the purchase of interest rate caps.  An interest rate cap is an option contract that protects the holder from increases in short-term interest rates by making a payment to such holder when an underlying interest rate (the "index" or "reference" interest rate) exceeds a specified strike rate (the "cap rate"). Similar to an interest rate swap, the notional amount on which the payment is made is never exchanged. Interest rate caps are purchased for a premium and typically have expirations between 1 and 7 years. With the purchase of an interest rate cap, payments are made to the holder on a monthly, quarterly or semiannual basis, with the period generally set equal to the maturity of the index interest rate.  In essence, the financial exposure to the holder of an interest rate cap is limited to the initial purchase price.  The objective of this type of instrument is to mitigate the exposure to rising interest rates by “capping” the rate ( the strike price) for a specific period of time.

At June 30, 2011, we had no outstanding interest rate cap agreements.  These agreemens matured in June 2011, thus we had no unrealized loss or other comprehensive income (loss) related to interest rate cap agreements.  The other comprehensive loss as of December 31, 2010 was reclassified into interest expense during the six months ended June 30, 2011 as a yield adjustment in the same period in which the related interest on the long-term debt affects earnings.  A portion of the other comprehensive loss was reclassified against retained earnings.

We reclassified $31.5 thousand into interest expense and $48.7 thousand against retained earnings during the six months ended June 30, 2011.

Risk management results for the three and six month period ended June 30, 2011 related to the balance sheet hedging of our long-term debt indicate that the hedges were highly effective and that there was no component of the derivative instruments’ gain or loss which was excluded from the assessment of hedge effectiveness.

Note 6.	Interest Rate Swaps and Caps

The Company has stand-alone derivative financial instruments in the form of interest rate swap agreements and interest rate cap agreements, which derive their value from underlying interest rates.  These transactions involve both credit and market risk.  The notional amounts are amounts on which calculations, payments, and the value of the derivative are based.  Notional amounts do not represent direct credit exposures.  Direct credit exposure is limited to the net difference between the calculated amounts to be received and paid, if any.  Such differences, which represent the fair value of the derivative instruments, are reflected on the Company’s consolidated balance sheet as other assets and other liabilities.

The Company is exposed to credit-related losses in the event of nonperformance by the counterparties to these agreements.  The Company controls the credit risk of its financial contracts through credit approvals, limits and monitoring procedures, and does not expect any counterparties to fail their obligations.  The Company deals only with primary dealers.

Derivative instruments are generally either negotiated over-the-counter (OTC) contracts or standardized contracts executed on a recognized exchange.  Negotiated OTC derivative contracts are generally entered into between two counterparties that negotiate specific agreement terms, including the underlying instrument, amount, exercise prices and maturity.

Risk Management Policies – Hedging Instruments

The primary focus of the asset/liability management program is to monitor the sensitivity of the Company’s net portfolio value and net income under varying interest rate scenarios to take steps to control the Company’s risks.  The Company evaluates the effectiveness of entering into any derivative instrument agreement by measuring the cost of such an agreement in relation to the reduction in net portfolio value and net income volatility within an assumed range of interest rates.

Interest Rate Risk Management – Cash Flow Hedging Instruments

The Company has used long-term variable rate debt and variable rate preferred units as sources of funds for use in its lending and investment activities and other general business purposes.  These debt obligations expose the Company to variability in interest payments due to changes in interest rates.  If interest rates increase, interest expense increases.  Conversely, if interest rates decrease, interest expense decreases.  Management believes it is prudent to limit the variability of a portion of the Company’s interest payments and, therefore, generally hedges a portion of the Company’s variable rate interest payments.  To meet this objective, the Company has entered into interest rate swap agreements whereby it receives variable interest rate payments and makes fixed interest rate payments during the contract period.  However, the interest rate swaps the Company entered in 2007 expired in 2009.

At December 31, 2009 and 2010, there were no outstanding interest rate swap contracts.  Changes in the fair value of interest rate swaps designed as hedging instruments of the variability of cash flows associated with long-term debt are reported in other comprehensive income (loss).  These amounts subsequently are reclassified into interest expense as a yield adjustment in the same period in which the related interest on the long-term debt affects earnings. The net amount of other comprehensive income reclassified into interest expense related to interest rate swaps during the year ended December 31, 2009 was $566 thousand.

Another way to hedge exposure to variable interest rates is through the purchase of interest rate caps.  An interest rate cap is an option contract that protects the holder from increases in short-term interest rates by making a payment to such holder when an underlying interest rate (the "index" or "reference" interest rate) exceeds a specified strike rate (the "cap rate"). Similar to an interest rate swap, the notional amount on which the payment is made is never exchanged. Interest rate caps are purchased for a premium and typically have expirations between 1 and 7 years. With the purchase of an interest rate cap, payments are made to the holder on a monthly, quarterly or semiannual basis, with the period generally set equal to the maturity of the index interest rate.  In essence, the financial exposure to the holder of an interest rate cap is limited to the initial purchase price.  The objective of this type of instrument is to mitigate the exposure to rising interest rates by “capping” the rate ( the strike price) for a specific period of time.